BUSINESS COMBINATIONS - Narrative (Details) $ in Thousands		12 Months Ended
	Dec. 18, 2019 USD ($) acquistion	Jan. 31, 2022 USD ($)	Jan. 31, 2021 USD ($)	Jan. 31, 2020 USD ($)
Business Acquisition
Payments to acquire businesses, net of cash acquired		$ 0	$ 0	$ 18,693
Goodwill		158,233	158,183	158,143
Change in fair value of contingent consideration for business combinations		(134)	(3,665)	(5,392)
Business acquisition, contingent consideration, liability, fair value		2,900
Payments of contingent consideration for business combinations		2,738	4,877	3,419
Selling, general and administrative
Business Acquisition
Change in fair value of contingent consideration for business combinations		(200)	(3,700)	$ (5,400)
WebintPro
Business Acquisition
Number of businesses acquired | acquistion	2
Total purchase price	$ 24,105
Payments to acquire businesses	18,843
Cash acquired from acquisition	100
Payments to acquire businesses, net of cash acquired	18,700
Fair value of contingent consideration	7,023
Contingent consideration	7,300
Other purchase price adjustments	(1,761)
Goodwill	$ 11,897
Transaction and related costs		$ 400	$ 300
Weighted-average estimated useful life of all finite-lived identifiable intangible assets	4 years 4 months 24 days
WebintPro | Customer relationships
Business Acquisition
Estimated useful lives of finite-lived intangible assets	5 years
WebintPro | Developed technology
Business Acquisition
Estimated useful lives of finite-lived intangible assets	5 years
WebintPro | Trademarks and trade names
Business Acquisition
Estimated useful lives of finite-lived intangible assets	3 years
WebintPro | Non-competition agreements
Business Acquisition
Estimated useful lives of finite-lived intangible assets	3 years